Operations of the Company - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) shares	Dec. 31, 2017 USD ($) Country		Dec. 31, 2015 USD ($)	[1]
Organization And Nature Of Business [Line Items]
Number of operating countries | Country		20
Number of common shares issued	10,578,931
Proceeds from issuance of shares | $	$ 253,529	$ 253,529	[1]	$ 267,593
Selling Shareholders' [Member]
Organization And Nature Of Business [Line Items]
Number of common shares issued	4,106,569

[1]	Net of issuance costs paid of $ 21,530 and $ 2,470 as of December 31, 2017 and 2015, respectively. See note 14